REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	6 Months Ended
Sep. 30, 2021
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
2. REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 - REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In the Company’s previously issued financial statement for the first quarter of the current fiscal year for the three months ending June 30, 2021, the Company made an incorrect extinguishment of the Dividends payable in relation to the redemption of the Series D Preferred Stock as of April 15, 2021. However, it was later evaluated that the Dividends payable related to preferred shares that were still outstanding. The reclassification of the Dividends payable into Accumulated deficit was only presented as of June 30, 2021 on the Consolidated Balance Sheet, and did not impact the Consolidated Statements of Operations or the Consolidated Statement of Cash Flows.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements;” the Company evaluated the change and has determined that the related impact was not material to any previously presented financial statements. As such the Company is reporting the revision to dividends to that period in this Quarterly Report.